[redacted]

11007361

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P. William Slattery
Vice President
Listing Qualifications

<u>*By Facsimile and First Class Mail*</u>

Received SEC
APR 27 2011
Washington, DC 20549

CERT NAS
001-14542

April 27, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 15, 2011 The Nasdaq Stock Market (the "Exchange") received from Asia Pacific Wire & Cable Corporation Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery